LEASE LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2023
LEASE LIABILITIES
Schedule of changes in lease liabilities

Changes in lease liabilities are as follows:

	Note	2023	2022
Balance at beginning of year		$158.3	$153.8
Lease obligations financing right-of-use assets		56.9	45.3
Business acquisitions	7	226.2	—
Repayments		(94.8)	(42.1)
Other		(0.5)	1.3
		346.1	158.3
Less current portion		(99.3)	(37.3)
		$246.8	$121.0

Schedule of repayments of lease liabilities over the coming years	Repayments of lease liabilities over the coming years are as follows:

2024	$99.3
2025	80.3
2026	62.3
2027	44.4
2028	27.5
2029 and thereafter	32.3